J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.15

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
XXXXXX	XXXXXX	304849324	Qualifying LTV	79.71	80.0	Per the documentation provided in file.
XXXXXX	XXXXXX	304849324	Qualifying CLTV	79.71	80.0	Per the documentation provided in file.
XXXXXX	XXXXXX	304819359	Proposed Mortgage Insurance	XXXXXX	XXXXXX	Per the documentation provided in file.
XXXXXX	XXXXXX	304820255	Qualifying FICO	796	791.0	per the documentation provided in the loan file